DEPRECIATION, AMORTIZATION AND IMPAIRMENT LOSSES - Main components of the discount rate (Details)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Generating Units
Tax Rate	25	25	25
Minimum
Cash Generating Units
Risk Free Interest Rate of Debt	2.0	2.4	0.1
Premium	5.6	5.4	4.7
Risk Premium	1.7	1.7	2.7
Pre-Tax Cost of Debt	6.2	7.1	3.7
Maximum
Cash Generating Units
Risk Free Interest Rate of Debt	3.9	3.9	1.5
Premium	6.6	7.2	6.2
Risk Premium	5.6	5.6	5.6
Pre-Tax Cost of Debt	8.1	8.2	5.4